CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Cash flows from operating activities:
Net income	$ 68,969	$ 123,504	$ 99,187
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	8,752	6,266	8,508
Amortization of prepaid land leases	261	281	197
Amortization of intangible assets	623	818	4,454
Allowance for doubtful accounts	9,760	10,918	17,418
Loss on disposal of property, plant and equipment	596	224	598
Impairment loss on property, plant and equipment	361	0	0
Goodwill impairment charge	11,211	0	1,855
Share of net loss (income) of equity investees	(3,607)	(7,834)	2,910
Dividends received from a cost investee	0	0	(249)
Gain on disposal of investment in an equity investee	0	0	(80)
Gains on deconsolidation of the Company’s interests in HollyCon	(14,514)	0	0
Gain on disposal of a subsidiary	(628)	0	0
Share-based compensation expenses	464	3,860	2,492
Deferred income tax (benefit) expenses	2,133	(462)	4,846
Acquisition-related consideration fair value adjustments	0	(1,745)	(166)
Accretion of convertible bond	230	230	192
Fair value adjustments of a bifurcated derivative	89	93	35
Changes in operating assets and liabilities:
Accounts receivable	(23,441)	(16,413)	(7,675)
Costs and estimated earnings in excess of billings	21,945	(36,971)	10,527
Inventories	(10,701)	(4,607)	560
Advances to suppliers	881	2,497	(3,690)
Other receivables	(6,767)	(2,481)	(1,928)
Deposits and other assets	(12,698)	(674)	(13,375)
Due from related parties	(6,819)	8,226	(15,205)
Accounts payable	23,563	8,272	(25,836)
Deferred revenue	28,168	(47,637)	7,556
Accruals and other payables	(21,013)	5,015	6,897
Due to related parties	801	351	(2,301)
Income tax payable	(1,779)	(4,558)	(6,153)
Other tax payables	(7,027)	(436)	(7,622)
Net cash provided by operating activities	69,813	46,737	83,952
Cash flows from investing activities:
Time deposits placed with banks	(154,810)	(107,118)	(33,416)
Purchases of property, plant and equipment	(3,711)	(7,887)	(4,553)
Proceeds from disposal of investment in an equity investee	0	0	80
Maturity of time deposits	89,262	112,013	11,551
Proceeds from disposal of property, plant and equipment	64	74	794
Investment of an equity investee	(2,654)	0	0
Net cash reduced upon deconsolidation of a subsidiary	(16,140)	0	0
Acquisition of a subsidiary, net of cash acquired	(1,652)	0	(14,600)
Dividends received from a cost investee	88	0	249
Proceeds from sale of shares of a subsidiary	0	464	0
Net cash used in investing activities	(89,553)	(2,454)	(39,895)
Cash flows from financing activities:
Proceeds from short-term bank loans	10,061	4,138	25,074
Repayments of short-term bank loans	(4,932)	(17,020)	(12,631)
Proceeds from long-term bank loans	461	2,606	0
Repayments of long-term bank loans	(7,350)	(9,681)	(8,813)
Proceeds from convertible bond	0	0	20,000
Convertible bond issuance cost	0	0	(349)
Proceeds from exercise of options	6,322	5,441	1,280
Payment of dividends	(11,975)	0	(23,300)
Proceeds from issuance of shares of a subsidiary	0	7,736	0
Net cash (used in) provided by financing activities	(7,413)	(6,780)	1,261
Effect of foreign exchange rate changes	(4,302)	(16,242)	357
Net increase (decrease) in cash and cash equivalents	(31,455)	21,261	45,675
Cash and cash equivalents, beginning of year	229,095	207,834	162,159
Cash and cash equivalents, end of year	197,640	229,095	207,834
Supplementary disclosures of cash flow information:
Interest	727	1,048	1,855
Income tax	13,918	19,099	26,183
Supplementary disclosures of significant non-cash transactions:
Acquisition of property, plant and equipment included in construction costs payable and accrued liabilities	7,266	4,439	484
Issuance of ordinary shares as purchase consideration in connection with the acquisition of Bond Group	$ 0	$ 13,336	$ 15,231